2. Investment Securities (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Investment Securities Details 1
Book value of available for sale securities, pledged as collateral for repurchase agreements	$ 38,797,609	$ 33,604,595
Fair value of available for sale securities, pledged as collateral for repurchase agreements	$ 38,450,653	$ 33,469,254